Schedule of profit (loss) before tax (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Notes and other explanatory information [abstract]
Expense relating to short-term leases	$ 193,078	$ 1,499,771	$ 2,174,712	$ 1,600,366
Written off of property, plant and equipment	67,752	526,279	6,702,181
Loss on disposal of property, plant and equipment				417
Employer’s contribution to defined contribution plan (included in staff costs below)	678,512	5,270,478	5,402,612	4,425,406
Impairment of property, plant and equipment	585,679	4,549,381
Impairment of right-of-use asset	645,375	5,013,080
- directors’ emoluments	590,310	4,585,352	7,788,000	4,769,333
- staff costs (including directors’ emoluments (Note 34))	$ 21,831,082	$ 169,577,298	$ 177,874,361	$ 129,820,119